UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.5%
	Shares	Value

CONSUMER DISCRETIONARY — 14.4%
Comcast, Cl A	57,038	$3,177,587
Home Depot	28,939	3,639,368
Lowe’s	38,953	2,791,372
Six Flags Entertainment	64,510	3,242,918

		12,851,245

CONSUMER STAPLES — 13.0%
Dr Pepper Snapple Group	25,328	2,376,779
Flowers Foods	134,403	2,760,638
Kimberly-Clark	16,776	2,154,374
PepsiCo	20,947	2,080,037
Procter & Gamble	27,900	2,279,151

		11,650,979

ENERGY — 2.5%
Valero Energy	32,609	2,213,173

FINANCIALS — 8.0%
CME Group, Cl A	28,770	2,584,984
Crown Castle International REIT	29,309	2,526,436
Everest Re Group	11,424	2,044,211

		7,155,631

HEALTH CARE — 19.7%
AstraZeneca ADR	89,889	2,896,223
Bristol-Myers Squibb	40,843	2,538,801
Pfizer	96,621	2,945,974
Quest Diagnostics	34,219	2,247,162
STERIS	33,069	2,289,698
Teva Pharmaceutical Industries ADR	77,535	4,766,852

		17,684,710

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JANUARY 31, 2016 (Unaudited)

COMMON STOCK — 98.5%
	Shares	Value

INDUSTRIALS — 14.7%
General Electric	75,200	$2,188,320
Lockheed Martin	10,263	2,165,493
Macquarie Infrastructure	27,999	1,877,613
Nielsen Holdings	46,505	2,239,681
Snap-on	17,615	2,845,879
Union Pacific	25,548	1,839,456

		13,156,442

INFORMATION TECHNOLOGY — 18.1%
Apple	35,153	3,421,793
Cisco Systems	109,635	2,608,216
Jack Henry & Associates	37,012	3,004,634
Microsoft	85,508	4,710,636
Paychex	51,487	2,464,168

		16,209,447

MATERIALS — 5.1%
Dow Chemical	55,058	2,312,436
Scotts Miracle-Gro, Cl A	33,110	2,273,995

		4,586,431

TELECOMMUNICATION SERVICES — 3.0%
AT&T	74,240	2,677,095

TOTAL COMMON STOCK (Cost $79,767,268)		88,185,153

TOTAL INVESTMENTS — 98.5% (Cost $79,767,268)		$88,185,153

Percentages are based on Net Assets of $89,516,628.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JANUARY 31, 2016 (Unaudited)

At January 31, 2016, the tax basis cost of the Fund’s investments was $79,767,268, and the unrealized appreciation and depreciation were $9,991,491 and $(1,573,606), respectively.

As of January 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-002-0600

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK‡ — 99.3%
	Shares	Value

CONSUMER DISCRETIONARY — 23.1%
Amazon.com*	6,426	$3,772,062
Comcast, Cl A	69,605	3,877,695
Dollar Tree*	46,910	3,814,721
Home Depot	29,460	3,704,890
Lowe’s	61,480	4,405,657
Netflix*	15,842	1,454,929
Newell Rubbermaid	81,990	3,179,572
Priceline Group*	2,854	3,039,425
Starbucks	44,390	2,697,580
TJX	44,800	3,191,552
Twenty-First Century Fox, Cl A	112,190	3,025,764
VF	39,756	2,488,726
Walt Disney	37,020	3,547,256

		42,199,829

CONSUMER STAPLES — 7.2%
Coca-Cola Enterprises	66,750	3,098,535
Constellation Brands, Cl A	30,510	4,652,165
Costco Wholesale	19,590	2,960,441
Kroger	66,200	2,569,222

		13,280,363

ENERGY — 1.5%
Valero Energy	40,040	2,717,515

FINANCIALS — 4.1%
Charles Schwab	93,490	2,386,799
Equinix REIT	7,503	2,330,207
Synchrony Financial *	96,100	2,731,162

		7,448,168

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2016 (Unaudited)

COMMON STOCK‡ — 99.3%
	Shares	Value

HEALTH CARE — 20.2%
Biogen Idec*	13,355	$3,646,716
Bristol-Myers Squibb	81,085	5,040,244
Cardinal Health	37,600	3,059,512
Celgene*	56,450	5,663,064
Cooper	18,680	2,449,882
Jazz Pharmaceuticals*	37,502	4,828,007
STERIS	55,110	3,815,816
Teva Pharmaceutical Industries ADR	87,520	5,380,730
Thermo Fisher Scientific	23,400	3,090,204

		36,974,175

INDUSTRIALS —7.9%
Lockheed Martin	16,845	3,554,295
Nielsen Holdings	65,190	3,139,551
Textron	66,910	2,289,660
Union Pacific	31,590	2,274,480
United Continental Holdings*	66,000	3,186,480

		14,444,466

INFORMATION TECHNOLOGY — 31.6%
Adobe Systems*	40,810	3,637,395
Alphabet, Cl A*	6,872	5,231,997
Alphabet, Cl C*	6,891	5,119,668
Apple	88,466	8,611,280
Avago Technologies, Cl A	22,365	2,990,424
Cognizant Technology Solutions, Cl A*	55,080	3,487,115
Facebook, Cl A*	58,160	6,526,134
Lam Research	39,060	2,804,117
MasterCard, Cl A	33,300	2,964,699
Microsoft	72,720	4,006,145

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2016 (Unaudited)

COMMON STOCK‡ — 99.3%
	Shares	Value

INFORMATION TECHNOLOGY — continued
Palo Alto Networks*	12,740	$1,904,503
salesforce.com inc*	49,530	3,371,012
ServiceNow*	33,890	2,108,297
Visa, Cl A	67,800	5,050,422

		57,813,208

MATERIALS — 3.7%
Celanese, Cl A	42,600	2,712,342
Dow Chemical	94,970	3,988,740

		6,701,082

TOTAL COMMON STOCK (Cost $144,093,884)		181,578,806

TOTAL INVESTMENTS — 99.3% (Cost $144,093,884)		$181,578,806

Percentages are based on Net Assets of $182,827,051.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $144,093,884, and the unrealized appreciation and depreciation were $43,765,802 and $(6,280,880), respectively.

As of January 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, there were no Level 3 securities held by the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2016 (Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-001-1000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016